Consolidated Statement Of Equity (USD $) In Thousands	Common Stock [Member]	Capital Excess Of Par Value [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2010	$ 69,223	$ 664,369	$ 452,470	$ (12,307)	$ 499	$ 572	$ 1,174,826
Net income			143,069			14	143,083
Purchase of subsidiary shares from noncontrolling interest						(82)	(82)
Other comprehensive gain (loss), net of income tax					(243)		(243)
Dividends			(87,133)				(87,133)
Sale of stock	295	11,987		325			12,607
Repurchase of stock				(1,163)			(1,163)
Equity Compensation Plan	32	(32)
Exercise of stock options	212	6,391					6,603
Stock-based compensation		3,964	(72)				3,892
Employee stock plan tax benefits		(573)					(573)
Balance at Dec. 31, 2011	69,762	686,106	508,334	(13,145)	256	504	1,251,817
Net income			196,563			17	196,580
Purchase of subsidiary shares from noncontrolling interest						(333)	(333)
Other comprehensive gain (loss), net of income tax					(141)		(141)
Dividends			(93,423)				(93,423)
Sale of stock	285	12,610		295			13,190
Repurchase of stock				(1,818)			(1,818)
Equity Compensation Plan	8	(8)
Exercise of stock options	417	14,181					14,598
Stock-based compensation		5,593	(171)				5,422
Balance at Dec. 31, 2012	70,472	718,482	611,303	(14,668)	115	188	1,385,892
Net income			221,300			20	221,320
Other comprehensive gain (loss), net of income tax					231		231
Dividends			(102,889)				(102,889)
Sale of stock	188	9,693		409			10,290
Stock split	17,655	(17,655)
Repurchase of stock				(12,823)			(12,823)
Equity Compensation Plan	17	(17)
Exercise of stock options	632	25,066					25,698
Stock-based compensation		5,066	(442)				4,624
Employee stock plan tax benefits		2,700					2,700
Balance at Dec. 31, 2013	$ 88,964	$ 743,335	$ 729,272	$ (27,082)	$ 346	$ 208	$ 1,535,043